Other operating expenses - Schedule of Other Operating Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other Operating Expenses [Abstract]
Selling and marketing	$ 12,219	$ 12,895
Oksut Mine standby costs	15,380	0
Other, net	1,979	3,766
Other operating expenses	$ 29,578	$ 16,661